LICENSE AGREEMENTS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 25, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Share price								$ 0.10
NATURALSHRIMP INCORPORATED [Member]
Agreements term						10 years
Payments to related party					$ 655,750
Amortization expense		$ 408,232	$ 257,772	$ 933,461	$ 612,275	$ 881,500
NATURALSHRIMP INCORPORATED [Member] | Technology Rights Agreement [Member]
Amortization expense						540,000
Amortization, Year one						1,076,000
Amortization, Year two						1,076,000
Amortization, Year three						1,076,000
Amortization, Year four						1,076,000
Amortization, Year five						1,076,000
Amortization, After year five						$ 5,381,000
NATURALSHRIMP INCORPORATED [Member] | Hydrenesis-Delta Systems, LLC [Member]
Consideration arrangements, description						The consideration for the Equipment Rights consists of the sum of $2,500,000, with $500,000 in cash paid at closing, and $500,000 to be paid on the first day of the next calendar quarter, plus $250,000 to be paid on the first day of each successive calendar quarter until the amount is paid in full.
Consideration for the equipment rights						$ 2,500,000
Consideration for the equipment rights in cash						500,000
Consideration for the equipment rights paid next quarter						500,000
Payments to related party						1,250,000
Accounts payable						$ 1,250,000
NATURALSHRIMP INCORPORATED [Member] | Hydrenesis-Delta Systems, LLC [Member] | Technology Rights Agreement [Member]
Consideration arrangements, description						Per the Terms set forth in the Technology Rights Agreement, the consideration is defined as the sum of $10,000,000, consisting of $2,500,000 in cash at closing, and an additional $1,000,000 within 60 days after closing, and $6,500,000 worth of unrestricted common shares of stock in the parent company, NSI, at a stipulated share price of $0.505.
Consideration transferred	$ 8,262,376					$ 10,000,000
Share price	$ 0.37					$ 0.505
Common stock issued to initial stockholders, shares	4,762,376					12,871,287
Royalty fee, percentage	12.50%
Hydrenesis-Delta Systems, LLC [Member] | NATURALSHRIMP INCORPORATED [Member]
Ownership percentage	100.00%